Annual Total Returns	0 Months Ended
Oct. 01, 2012
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class A
Bar Chart Table:
Annual Return 2002	(15.92%)
Annual Return 2003	23.23%
Annual Return 2004	7.81%
Annual Return 2005	4.53%
Annual Return 2006	12.15%
Annual Return 2007	6.32%
Annual Return 2008	(35.11%)
Annual Return 2009	28.66%
Annual Return 2010	13.56%
Annual Return 2011	(2.07%)
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class A
Bar Chart Table:
Annual Return 2002	(8.20%)
Annual Return 2003	15.38%
Annual Return 2004	5.71%
Annual Return 2005	3.64%
Annual Return 2006	8.95%
Annual Return 2007	6.02%
Annual Return 2008	(24.74%)
Annual Return 2009	21.85%
Annual Return 2010	10.77%
Annual Return 2011	0.62%
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(1.48%)
Annual Return 2003	9.31%
Annual Return 2004	4.24%
Annual Return 2005	3.08%
Annual Return 2006	6.58%
Annual Return 2007	5.95%
Annual Return 2008	(14.97%)
Annual Return 2009	16.16%
Annual Return 2010	10.38%
Annual Return 2011	3.13%
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(15.74%)
Annual Return 2003	23.54%
Annual Return 2004	8.07%
Annual Return 2005	4.79%
Annual Return 2006	12.43%
Annual Return 2007	6.56%
Annual Return 2008	(34.94%)
Annual Return 2009	28.94%
Annual Return 2010	13.89%
Annual Return 2011	(1.82%)
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(7.97%)
Annual Return 2003	15.66%
Annual Return 2004	5.99%
Annual Return 2005	3.83%
Annual Return 2006	9.28%
Annual Return 2007	6.28%
Annual Return 2008	(24.57%)
Annual Return 2009	22.07%
Annual Return 2010	11.07%
Annual Return 2011	0.88%